SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES (Details) (Parenthetical)	Dec. 31, 2024
Merrimack Holdings Pte Ltd [Member] | Ten-League Corporations Pte. Ltd. [Member]
Effective ownership, percentage	75.00%